Shareholders' equity and share-based payments - Non-controllling interests and Employee reserved capital increases (Details) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Jul. 31, 2021	Dec. 31, 2021
GIP Australia
Share-based payments
Consideration for divestment of assets	$ 750
Restricted share plans
Share-based payments
Holding period for non-transferability of shares		2 years
Capital increase reserved for employees
Share-based payments
Holding period for non-transferability of shares		5 years